Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	20,000	20,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	4,401,825	4,401,825
Common shares, shares outstanding	4,401,825	4,401,825